FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                              FORM 13F COVER PAGE


         Report for the Calendar Year or Quarter Ended: March 31, 2013
           Check here if Amendment [ ]; Amendment Number: __________

                       This Amendment (Check only one.):
                             [_] is a restatement.
                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Meritech Capital Associates III L.L.C.
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Address: 245 Lytton Ave, Suite 350, Palo Alto, CA 94301
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Form 13F File Number:  28-______________


   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:  Joel M. Backman

Title: Attorney in Fact

Phone: 650-475-2200

Signature, Place, and Date of Signing:

/s/ Joel M. Backman
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[Signature]

Palo Alto, CA
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[City, State]

May 14, 2013
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number 28-________________________________________________________

Name:  _________________________________________________________________________

[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 7

Form 13F Information Table Value Total: $633,012 (thousands)



List of Other Included Managers: None

                           FORM 13F INFORMATION TABLE

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    COLUMN 1       COLUMN 2   COLUMN 3   COLUMN 4            COLUMN 5       COLUMN 6   COLUMN 7           COLUMN 8
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 NAME OF ISSUER    TITLE       CUSIP      VALUE       SHRS OR     SH/ PUT/ INVESTMENT   OTHER          VOTING AUTHORITY
                     OF                  (X$1000)     PRN AMT     PRN CALL DISCRETION  MANAGERS   SOLE       SHARED   NONE
                   CLASS
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
21ViaNet, Inc.     Class A  90138A103    $8,027       853,957     SH          Sole               853,957     0        0
                   Ordinary
                   Shares
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Cornerstone        Common   21925Y103    $80,166      2,350,907   SH          Sole               2,350,907   0        0
OnDemand           Stock
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Facebook           Class A  30303M102    $416,157     16,268,858  SH          Sole               16,268,858  0        0
                   Common
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Fusion-io          Common   36112J107    $11,731      716,645     SH          Sole               716,645     0        0
                   Stock
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Imperva            Common   45321L100    $21,479      557,896     SH          Sole               557,896     0        0
                   Stock
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NetSuite           Common   64118Q107    $47,975      599,235     SH          Sole               599,235     0        0
                   Stock
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